Segment Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales (note 23)	$ 67,414	$ 62,932	$ 71,774
Inactivated hepatitis vaccines
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales (note 23)	49,416	48,450	47,202
Influenza vaccines
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales (note 23)	12,674	12,131	12,156
H5N1
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales (note 23)	3,852	201	10,736
Mumps
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales (note 23)	$ 1,472	$ 2,150	$ 1,680